June 22, 2016

Dreyfus/Laurel Funds, Inc.
-General AMT-Free Municipal Money Market Fund
General California Municipal Money Market Fund
General Money Market Fund, Inc.
General Municipal Money Market Funds, Inc.
General New Jersey Municipal Money Market Fund, Inc.
General New York AMT-Free Municipal Money Market Fund

Supplement to Current Statutory Prospectuses

Notwithstanding anything in this prospectus, the funds are limited to investing in high quality securities that Dreyfus has determined present minimal credit risks.

GEN-S0616